OTHER LIABILITIES - Analysis of Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	€ 270,353	€ 256,206
Advances and security deposits	451,166	240,696
Accrued expenses	98,535	80,787
Payables to personnel	55,789	53,712
Social security payables	26,498	24,660
Other	49,684	70,714
Total other liabilities	€ 952,025	€ 726,775